UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00058)

Exact name of registrant as specified in charter: The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
10/31/09 (Unaudited)

COMMON STOCKS (54.7%)(a)
	Shares	Value

Banking (5.3%)
Bank of America Corp.	731,200	$10,660,896
Bank of New York Mellon Corp. (The)	365,600	9,746,896
JPMorgan Chase & Co.	698,100	29,159,637
PNC Financial Services Group, Inc.	134,900	6,602,006
SunTrust Banks, Inc.	77,900	1,488,669
U.S. Bancorp	90,000	2,089,800
Wells Fargo & Co.	641,400	17,651,328
		77,399,232

Basic materials (1.8%)
Alcoa, Inc.	343,900	4,271,238
Dow Chemical Co. (The)	170,000	3,991,600
E.I. du Pont de Nemours & Co.	163,100	5,189,842
Nucor Corp.	157,200	6,264,420
PPG Industries, Inc.	87,200	4,920,696
Weyerhaeuser Co.	50,100	1,820,634
		26,458,430

Capital goods (3.2%)
Avery Dennison Corp.	57,400	2,046,310
Boeing Co. (The)	49,300	2,356,540
Caterpillar, Inc.	52,300	2,879,638
Deere (John) & Co.	57,400	2,614,570
Emerson Electric Co.	64,300	2,427,325
Lockheed Martin Corp.	183,300	12,609,207
Northrop Grumman Corp.	46,300	2,321,019
Parker-Hannifin Corp.	88,700	4,697,552
Raytheon Co.	116,700	5,284,176
United Technologies Corp.	138,600	8,516,970
		45,753,307

Communication services (3.6%)
AT&T, Inc.	817,082	20,974,495
Comcast Corp. Class A	318,900	4,624,050
DIRECTV Group, Inc. (The) (NON)	148,200	3,897,660
DISH Network Corp. Class A (NON)	71,600	1,245,840
Telefonica SA ADR (Spain)	21,000	1,762,530
Time Warner Cable, Inc.	104,800	4,133,312
Verizon Communications, Inc.	366,500	10,844,735
Vodafone Group PLC ADR (United Kingdom)	190,500	4,227,195
		51,709,817

Conglomerates (1.2%)
3M Co.	51,200	3,766,784
General Electric Co.	684,200	9,756,692
Honeywell International, Inc.	118,800	4,263,732
		17,787,208

Consumer cyclicals (3.8%)
D.R. Horton, Inc.	101,700	1,114,632
Gap, Inc. (The)	112,700	2,405,018
Home Depot, Inc. (The)	292,200	7,331,298
Lowe's Cos., Inc.	251,300	4,917,941
Marriott International, Inc. Class A	75,662	1,896,090
Staples, Inc.	149,900	3,252,830
Target Corp.	93,600	4,533,048
Time Warner, Inc.	168,600	5,078,232
TJX Cos., Inc. (The)	217,400	8,119,890
Viacom, Inc. Class B (NON)	227,200	6,268,448
Wal-Mart Stores, Inc.	62,400	3,100,032
Walt Disney Co. (The)	195,200	5,342,624
Whirlpool Corp.	19,100	1,367,369
		54,727,452

Consumer staples (5.6%)
Campbell Soup Co.	125,700	3,990,975
Clorox Co.	139,600	8,268,508
Coca-Cola Co. (The)	18,400	980,904
CVS Caremark Corp.	253,500	8,948,550
General Mills, Inc.	60,100	3,961,792
Kellogg Co.	109,200	5,628,168
Kimberly-Clark Corp.	145,100	8,874,316
Kraft Foods, Inc. Class A	174,762	4,809,450
Kroger Co.	225,800	5,222,754
Lorillard, Inc.	52,600	4,088,072
Newell Rubbermaid, Inc.	210,400	3,052,904
Philip Morris International, Inc.	345,000	16,339,200
Procter & Gamble Co. (The)	92,300	5,353,400
SYSCO Corp.	66,300	1,753,635
		81,272,628

Energy (9.2%)
Anadarko Petroleum Corp.	85,000	5,179,050
Chevron Corp.	433,600	33,187,744
ConocoPhillips	123,600	6,202,248
Devon Energy Corp.	50,200	3,248,442
EOG Resources, Inc.	21,700	1,772,022
Exxon Mobil Corp.	440,900	31,599,303
Halliburton Co.	103,300	3,017,393
Marathon Oil Corp.	287,600	9,194,572
Newfield Exploration Co. (NON)	90,300	3,704,106
Noble Corp.	84,800	3,454,752
Occidental Petroleum Corp.	154,500	11,723,460
Total SA ADR (France)	219,600	13,191,372
Valero Energy Corp.	188,100	3,404,610
Weatherford International, Ltd. (Switzerland) (NON)	117,500	2,059,775
Williams Cos., Inc. (The)	185,700	3,500,445
		134,439,294

Financials (4.0%)
Chubb Corp. (The)	203,300	9,864,116
Goldman Sachs Group, Inc. (The)	96,310	16,389,073
MetLife, Inc.	254,600	8,664,038
Morgan Stanley	372,840	11,975,621
Travelers Cos., Inc. (The)	240,200	11,959,558
		58,852,406

Health care (6.8%)
Abbott Laboratories	94,600	4,783,922
Aetna, Inc.	182,100	4,740,063
Amgen, Inc. (NON)	24,100	1,294,893
Baxter International, Inc.	65,100	3,519,306
Boston Scientific Corp. (NON)	452,600	3,675,112
Bristol-Myers Squibb Co.	140,700	3,067,260
Covidien PLC (Ireland)	179,212	7,548,409
Genzyme Corp. (NON)	19,300	976,580
Hospira, Inc. (NON)	99,200	4,428,288
Johnson & Johnson	250,100	14,768,405
McKesson Corp.	90,400	5,309,192
Medtronic, Inc.	134,800	4,812,360
Merck & Co., Inc.	289,400	8,951,142
Pfizer, Inc.	1,569,458	26,727,870
WellPoint, Inc. (NON)	86,000	4,021,360
		98,624,162

Insurance (1.6%)
ACE, Ltd.	158,600	8,145,696
Allstate Corp. (The)	115,000	3,400,550
Everest Re Group, Ltd.	45,600	3,989,544
Marsh & McLennan Cos., Inc.	195,000	4,574,700
RenaissanceRe Holdings, Ltd.	71,600	3,759,000
		23,869,490

Real estate (0.5%)
Digital Realty Trust, Inc. (R)	29,200	1,317,796
Equity Residential Properties Trust (R)	125,648	3,628,714
Simon Property Group, Inc. (R)	41,406	2,811,053
		7,757,563

Technology (4.5%)
Applied Materials, Inc.	161,100	1,965,420
Atmel Corp. (NON)	1,092,600	4,064,472
Cisco Systems, Inc. (NON)	239,100	5,463,435
Electronic Arts, Inc. (NON)	103,100	1,880,544
EMC Corp. (NON)	429,300	7,070,571
IBM Corp.	52,400	6,319,964
Intel Corp.	270,000	5,159,700
KLA-Tencor Corp.	102,000	3,316,020
Microsoft Corp.	329,800	9,145,354
Motorola, Inc.	551,300	4,724,641
Nokia OYJ ADR (Finland)	144,200	1,818,362
Oracle Corp.	106,400	2,245,040
Symantec Corp. (NON)	109,300	1,921,494
Texas Instruments, Inc.	167,900	3,937,255
Thermo Electron Corp. (NON)	29,200	1,314,000
Yahoo!, Inc. (NON)	297,200	4,725,480
		65,071,752

Transportation (0.4%)
Burlington Northern Santa Fe Corp.	63,500	4,782,820
United Parcel Service, Inc. Class B	24,300	1,304,424
		6,087,244

Utilities and power (3.2%)
American Electric Power Co., Inc.	145,000	4,381,900
Dominion Resources, Inc.	55,900	1,905,631
Duke Energy Corp.	148,900	2,355,598
Edison International	255,200	8,120,464
El Paso Corp.	251,300	2,465,253
Entergy Corp.	119,000	9,129,680
Exelon Corp.	61,400	2,883,344

FPL Group, Inc.	42,400	2,081,840
Great Plains Energy, Inc.	34,000	588,200
PG&E Corp.	233,050	9,529,415
Wisconsin Energy Corp.	72,200	3,152,974
		46,594,299

Total common stocks (cost $725,554,439)		$796,404,284

CORPORATE BONDS AND NOTES (11.6%)(a)
	Principal amount	Value

Basic materials (0.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019	$30,000	$34,121
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	360,000	422,032
Bemis Co., Inc. sr. unsec. unsub. notes 6.8s, 2019	100,000	112,091
Dow Chemical Co. (The) notes 9.4s, 2039	250,000	307,525
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	894,000	993,287
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	1,760,000	1,820,715
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,450,000	1,544,250
Holcim, Ltd. 144 company guaranty 6s, 2019
(Switzerland)	275,000	283,580
International Paper Co. sr. unsec. notes 9 3/8s, 2019	943,000	1,136,315
International Paper Co. sr. unsec. unsub. notes
7 1/2s, 2021	95,000	104,034
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	208,000	223,921
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	450,000	559,881
Sealed Air Corp. 144A notes 5 5/8s, 2013	210,000	210,420
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	35,000	40,775
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	51,000	58,778
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	43,000	48,268
Vale Overseas, Ltd. company guaranty unsec. unsub.
notes 5 5/8s, 2019	1,909,000	1,905,373
Westvaco Corp. unsec. notes 7 1/2s, 2027	11,000	10,098
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	729,055
		10,544,519

Capital goods (0.2%)
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010	145,000	150,075
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	90,000	94,547
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	235,000	248,098
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	1,000	1,023
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	811,762
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	975,000	1,063,261
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	240,000	247,503
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	430,000	477,879
		3,094,148

Communication services (1.2%)
American Tower Corp. 144A notes 4 5/8s, 2015	555,000	562,640
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	800,000	878,000
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	285,000	375,800
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	185,000	200,407
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	245,000	257,187
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	2,369,000	2,476,729
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	450,000	522,702
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	290,000	354,988
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	225,000	245,422
Cox Communications, Inc. notes 7 1/8s, 2012	745,000	836,026
Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	302,255
France Telecom notes 8 1/2s, 2031 (France)	180,000	246,273
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	122,000	134,930
TCI Communications, Inc. company guaranty 7 7/8s, 2026	1,085,000	1,223,942
TCI Communications, Inc. debs. 9.8s, 2012	467,000	534,924
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	400,000	414,577
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	515,000	541,890
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	60,000	60,347
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	385,000	426,416
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	595,000	762,663
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	640,000	721,177
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	150,000	172,740
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	355,000	375,987
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	110,000	138,270

Verizon New England, Inc. sr. notes 6 1/2s, 2011	742,000	800,623
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	877,274
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,114,502
Verizon Wireless, Inc. 144A notes 5.55s, 2014	2,170,000	2,364,447
		17,923,138

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	739,039
		739,039

Consumer cyclicals (0.6%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	279,000	287,719
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	565,000	615,117
DaimlerChrysler NA Holding Corp. company guaranty sr.
unsec. unsub. notes 5 7/8s, 2011 (Germany)	312,000	325,447
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	630,000	665,996
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	780,000	801,949
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	265,000	268,975
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	1,094,817
News America Holdings, Inc. debs. 7 3/4s, 2045	609,000	693,887
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	661,294
Target Corp. bonds 6 1/2s, 2037	405,000	447,628
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023	170,000	200,815
Time Warner, Inc. debs. 9.15s, 2023	340,000	406,905
Time Warner, Inc. debs. 9 1/8s, 2013	592,000	689,134
Viacom, Inc. company guaranty 5 5/8s, 2012	158,000	164,057
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	32,000	34,856
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	490,000	487,185
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	110,000	125,570
		7,971,351

Consumer staples (0.9%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	220,000	266,729
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	275,000	319,756
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	165,000	208,184
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	1,570,000	1,829,543
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,156,365
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	1,243,000	1,068,980
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	473,114	502,443
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	565,000	618,551
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	395,000	423,552
Diageo PLC company guaranty 8s, 2022 (Canada)	820,000	998,216
General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	140,574
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	360,000	414,154
Kraft Foods, Inc. notes 6 1/8s, 2018	765,000	807,549
Kroger Co. company guaranty 6 3/4s, 2012	275,000	301,432
Kroger Co. company guaranty 6.4s, 2017	500,000	553,409
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	610,020
McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	628,985
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	540,000	600,944
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	640,000	686,061
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	285,000	300,675
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	325,000	360,560
		12,796,682

Energy (0.5%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	185,000	199,194
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	10,300
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	45,000	47,016
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	20,000	21,209
ConocoPhillips notes 6 1/2s, 2039	265,000	296,609
Devon Energy Corp. sr. notes 6.3s, 2019	265,000	293,423
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	175,000	194,397
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	223,740
Forest Oil Corp. sr. notes 8s, 2011	610,000	626,775
Halliburton Co. sr. unsec. notes 7.45s, 2039	235,000	292,302
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	165,000	178,750
Kerr-McGee Corp. sec. notes 6.95s, 2024	190,000	201,123
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	237,412
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	638,625
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	325,000	361,281
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	782,863
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	200,000	212,978
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A

company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	720,318
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	245,000	254,030
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	280,000	297,889
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	455,000	466,500
Williams Cos., Inc. (The) sr. unsec. notes 8 3/4s, 2020	325,000	372,513
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	225,000	248,161
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	180,000	200,395
		7,377,803

Financials (4.1%)
AGFC Capital Trust I 144A company guaranty 6s, 2067	620,000	248,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	326,000	350,014
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,238,294
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.542s, 2017	545,000	469,689
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.444s, 2011	385,000	369,309
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	307,703
Bank One Corp. unsec. unsub. notes 5.9s, 2011	1,000,000	1,075,119
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 0.854s, 2027	2,245,000	1,419,213
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	270,000	276,987
Barclays Bank PLC 144A sub. notes 10.179s, 2021	804,000	1,057,129
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	465,000	473,747
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	550,000	617,244
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	545,454
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	331,000	378,603
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.24s, 2012	1,486,250	1,413,083
Capital One Bank USA NA sub. notes 8.8s, 2019	385,000	455,697
Capital One Capital III company guaranty 7.686s, 2036	320,000	275,200
Chubb Corp. (The) sr. notes 6 1/2s, 2038	765,000	881,809
Citigroup, Inc. sr. unsec. sub. FRN 0.579s, 2016	123,000	102,496
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	700,000	714,374
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	1,270,000	1,322,376
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.604s,
2010	905,000	901,896
Citigroup, Inc. sub. notes 5s, 2014	1,369,000	1,349,833
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	31,000	29,347
CNA Financial Corp. unsec. notes 6s, 2011	730,000	746,204
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	1,220,000	1,226,181
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	354,000	292,050
Credit Suisse USA, Inc. sr. unsec. notes 5.3s, 2019	475,000	491,261
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	635,000	646,908
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	285,000	216,600
Dresdner Funding Trust I 144A bonds 8.151s, 2031	450,000	327,938
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	361,000	348,153
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	35,000	35,510
Federal Realty Investment Trust sr. unsec. unsub.
notes 5.95s, 2014 (R)	650,000	653,691
Fleet Capital Trust V bank guaranty FRN 1.292s, 2028	187,000	105,393
Fund American Cos., Inc. notes 5 7/8s, 2013	347,000	332,288
GATX Financial Corp. notes 5.8s, 2016	560,000	500,616
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.474s, 2016	455,000	406,202
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.411s, 2012	1,720,000	1,645,639
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	1,589,000	1,712,652
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	355,000	307,963
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	760,000	888,902
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	302,000	325,549
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	785,278
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	15,000	14,904
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	295,000	284,969
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	382,863
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,005,000	906,283
HSBC Finance Capital Trust IX FRN 5.911s, 2035	2,000,000	1,580,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	905,000	991,937
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,065,132
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	487,910
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	780,000	766,919
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	1,289,000	1,381,490
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,060,000	882,965
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	495,000	602,982
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,761,749
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.482s,
2011	835,000	820,515
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	1,300,000	1,257,750
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	511,088
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.335s,

2010	1,000,000	999,625
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	437,970
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	680,000	708,541
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	382,000	391,649
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	389,456
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	290,588
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	2,520,000	2,207,386
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	600,000	670,365
Prudential Financial, Inc. sr. notes 6.2s, 2015	190,000	202,616
Prudential Holdings LLC sr. notes FRN Ser. FSA,
1.167s, 2017	210,000	167,855
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	355,000	362,004
Santander Issuances S.A. Unipersonal 144A bank
guaranty sub. FRN 6 1/2s, 2019 (Spain)	500,000	528,749
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	1,581,000	1,716,084
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	371,000	382,711
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	381,000	375,684
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.299s, 2037	925,000	620,149
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	130,000	143,648
Wachovia Bank NA sr. unsec. sub. notes Ser. BKNT,
6.6s, 2038	693,000	754,715
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,120,613
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	145,000	151,213
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	1,140,000	1,221,211
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	895,000	974,850
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	900,000	916,568
Wells Fargo Bank NA unsec. sub. notes FRN 0.65s, 2016	710,000	613,987
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	435,000	469,800
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	1,010,000	889,113
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	159,000	130,778
		59,804,978

Government (0.6%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	4,000,000	3,937,080
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	4,000,000	5,302,580
		9,239,660

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	99,895
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	451,000	505,654
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	50,000	55,181
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	110,000	128,116
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	275,000	303,292
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	460,000	506,362
Hospira, Inc. sr. notes 6.05s, 2017	25,000	26,342
Hospira, Inc. sr. notes 5.55s, 2012	440,000	472,192
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	128,000	139,388
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	187,000	198,765
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	464,000	583,031
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	146,000	165,814
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	150,000	183,981
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	168,419
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	755,000	801,798
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	451,200
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	310,000	320,454
WellPoint, Inc. notes 7s, 2019	155,000	175,391
		5,285,275

Technology (0.2%)
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	715,000	769,601
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	760,000	850,208
IBM Corp. sr. unsec. notes 5.7s, 2017	320,000	354,683
Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	110,000	121,251
Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	1,060,000	1,094,693
		3,190,436

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	95,250
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	275,000	314,517
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	425,000	426,850
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	44,514	42,733
Continental Airlines, Inc. pass-through certificates

Ser. 98-1A, 6.648s, 2017	20,880	19,836
Delta Air Lines, Inc. pass-through certificates Ser.
71-A, 6.821s, 2022	87,535	82,721
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,442,275	1,254,779
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	803,989	809,459
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	750,000	802,476
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	627,270
		4,475,891

Utilities and power (1.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	529,670
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	494,299
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	905,000	981,996
Beaver Valley II Funding debs. 9s, 2017	392,000	430,996
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	975,000	989,030
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,184,167	1,126,407
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	45,000	48,015
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	302,957
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	500,000	518,629
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	495,000	534,327
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	530,000	561,876
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	1,851,000	1,601,115
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	10,000	10,870
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	419,000	456,982
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	120,000	122,583
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	490,000	582,515
Electricite de France 144A notes 6.95s, 2039 (France)	655,000	793,781
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	360,000	363,672
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	982,998
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	9,000	9,727
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	725,000	907,102
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	545,000	588,406
ITC Holdings Corp. 144A notes 5 7/8s, 2016	272,000	276,343
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	376,258
Kansas Gas & Electric bonds 5.647s, 2021	349,857	354,083
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	30,654
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	334,452
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	2,440,000	2,570,530
Northwestern Corp. sec. notes 5 7/8s, 2014	342,000	360,642
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	398,780
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	105,000	111,203
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	331,000	343,578
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	542,377	553,116
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	50,000	52,332
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	175,000	186,341
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	356,000	311,472
Southern Natural Gas Co. 144A notes 5.9s, 2017	460,000	473,187
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	1,080,000	1,164,295
Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	965,035
Teco Energy, Inc. sr. notes FRN 2.281s, 2010	550,000	548,625
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	1,140,000	1,197,706
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	830,000	1,014,704
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	665,000	688,568
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	484,013
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	960,000	1,087,565
		26,821,435

Total corporate bonds and notes (cost $163,209,987)		$169,264,355

MORTGAGE-BACKED SECURITIES (5.8%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.335s, 2029	$1,251,749	$1,377,881
Banc of America Commercial Mortgage, Inc. 144A Ser.
05-1, Class XW, IO, 0.101s, 2042	236,535,188	307,496
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.195s, 2018	142,000	85,200
FRB Ser. 04-BBA4, Class G, 0.945s, 2018	449,000	291,850
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.245s, 2022	496,000	262,068
FRB Ser. 05-MIB1, Class J, 1.295s, 2022	1,400,000	560,000
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	151,096	151,019
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	8,980,227	690,579
Ser. 04-2, IO, 2.97s, 2034	3,603,759	127,213
Ser. 05-3A, IO, 2.15s, 2035	12,660,441	591,243
Ser. 05-1A, IO, 2.15s, 2035	4,139,256	166,812
Ser. 04-3, IO, 2.15s, 2035	2,700,087	98,013
Ser. 06-2A, IO, 1.798s, 2036	2,423,707	133,304

FRB Ser. 05-1A, Class A1, 0.544s, 2035	955,706	611,652
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.176s, 2032	456,000	281,345
Ser. 05-PWR9, Class X1, IO, 0.198s, 2042	40,016,944	289,323
Ser. 04-PR3I, Class X1, IO, 0.181s, 2041	11,733,185	163,091
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.11s, 2038	19,261,673	269,663
Ser. 07-PW15, Class X1, IO, 0.089s, 2044 (F)	63,804,521	641,434
Ser. 05-PW10, Class X1, IO, 0.057s, 2040	62,223,671	100,180
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	3,722,800	24,198
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	472,964	487,533
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s, 2049	26,573,994	316,231
Ser. 07-CD4, Class XC, IO, 0.087s, 2049	88,866,460	391,012
Ser. 06-CD2, Class X, IO, 0.086s, 2046	75,564,134	237,181
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	939,000	347,430
Ser. 06-CN2A, Class J, 5.57s, 2019	751,000	225,300
FRB Ser. 01-J2A, Class A2F, 0.745s, 2034	1,590,000	1,362,628
Ser. 03-LB1A, Class X1, IO, 0.494s, 2038	8,090,033	302,171
Ser. 05-LP5, Class XC, IO, 0.139s, 2043	57,869,612	438,504
Ser. 06-C8, Class XS, IO, 0.085s, 2046	56,842,282	507,238
Ser. 05-C6, Class XC, IO, 0.064s, 2044	66,145,542	309,650
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	776,740	735,961
IFB Ser. 05-R1, Class 1AS, IO, 5.642s, 2035	5,765,614	594,435
IFB Ser. 05-R2, Class 1AS, IO, 5.301s, 2035	5,537,288	550,406
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.118s, 2039	36,434,945	521,493
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.113s, 2049	121,579,953	820,908
Ser. 07-C1, Class AX, IO, 0.086s, 2040	80,157,077	637,249
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.044s, 2017	232,000	104,400
FRB Ser. 06-A, Class C, 0.844s, 2017	688,000	378,400
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,093,693	1,028,071
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.195s, 2020 (F)	259,000	176,119
FRB Ser. 04-TF2A, Class J, 1.195s, 2016 (F)	313,000	234,739
FRB Ser. 05-TF2A, Class J, 1.145s, 2020	229,339	194,938
FRB Ser. 04-TF2A, Class H, 0.945s, 2019 (F)	627,000	532,929
DLJ Commercial Mortgage Corp. Ser. 00-CF1, Class A1B,
7.62s, 2033	1,238,508	1,261,068
Fannie Mae
IFB Ser. 04-12, Class WS, IO, 6.906s, 2033	90,041	10,967
IFB Ser. 05-65, Class KI, IO, 6.756s, 2035	10,655,501	1,489,118
IFB Ser. 05-12, Class SC, IO, 6.506s, 2035	1,819,697	223,950
IFB Ser. 05-82, Class SY, IO, 6.486s, 2035	4,988,296	626,031
IFB Ser. 05-45, Class SR, IO, 6.476s, 2035	6,833,812	914,678
IFB Ser. 05-54, Class SA, IO, 6.456s, 2035	4,772,862	647,243
Ser. 06-W3, Class 1AS, IO, 5.744s, 2046	9,916,139	1,022,354
Ser. 03-W12, Class 2, IO, 2.217s, 2043	5,910,709	395,032
Ser. 03-W10, Class 3, IO, 1.9s, 2043	4,544,078	282,157
Ser. 03-W10, Class 1, IO, 1.856s, 2043	18,364,388	1,157,059
Ser. 03-W8, Class 12, IO, 1.637s, 2042	19,024,785	1,067,930
Ser. 03-W17, Class 12, IO, 1.142s, 2033	5,912,952	218,659
Ser. 03-T2, Class 2, IO, 0.809s, 2042	27,373,094	738,433
Ser. 03-W3, Class 2IO1, IO, 0.675s, 2042	2,512,031	55,771
Ser. 03-W6, Class 51, IO, 0.67s, 2042	7,830,422	179,651
Ser. 01-T12, Class IO, 0.565s, 2041	16,307,371	345,477
Ser. 03-W2, Class 1, IO, 0.466s, 2042	14,309,190	205,254
Ser. 02-T4, IO, 0.449s, 2041	5,804,860	44,905
Ser. 03-W3, Class 1, IO, 0.443s, 2042	19,116,662	271,694
Ser. 02-T1, Class IO, IO, 0.423s, 2031	15,580,296	212,665
Ser. 03-W6, Class 3, IO, 0.368s, 2042	10,858,301	132,239
Ser. 03-W6, Class 23, IO, 0.352s, 2042	11,592,140	135,565
Ser. 01-79, Class BI, IO, 0.324s, 2045	2,786,982	37,025
Ser. 03-W4, Class 3A, IO, 0.22s, 2042	10,577,439	146,704
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-56, Class A, IO, 0.524s, 2043	6,810,033	86,579
Ser. T-56, Class 1, IO, 0.244s, 2043	10,539,465	62,987
Ser. T-56, Class 3, IO, 0.119s, 2043	7,986,148	56,742
Ser. T-56, Class 2, IO, 0.051s, 2043	9,732,842	50
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.68s, 2033	27,644,454	387,022
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	723,840
Freddie Mac
IFB Ser. 2922, Class SE, IO, 6.505s, 2035	3,723,521	488,348
IFB Ser. 3118, Class SD, IO, 6.455s, 2036	6,288,694	772,846
IFB Ser. 3033, Class SG, IO, 6.405s, 2035	70,757	8,311
IFB Ser. 3114, Class TS, IO, 6.405s, 2030	9,816,516	1,277,222
IFB Ser. 3510, Class IB, IO, 6.355s, 2036	3,044,907	500,902
IFB Ser. 3510, Class IA, IO, 6.255s, 2037	5,588,730	673,443
IFB Ser. 3510, Class DI, IO, 6.235s, 2035	4,949,629	647,414
GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.088s, 2019	182,902,885	932,805
Ser. 05-C3, Class XC, IO, 0.082s, 2045	227,593,940	786,628
GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1,
Class X1, IO, 0.216s, 2043	76,416,087	733,423
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,371,379	1,055,962
Ser. 06-C1, Class XC, IO, 0.07s, 2045	126,026,564	591,354
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 38.07s, 2036	210,489	307,218

IFB Ser. 04-59, Class SH, IO, 7.005s, 2034	70,950	9,795
IFB Ser. 06-16, Class GS, IO, 6.745s, 2036	617,478	71,758
IFB Ser. 04-5, Class PS, IO, 6.705s, 2033	395,000	66,731
IFB Ser. 07-35, Class NY, IO, 6.655s, 2035	108,743	9,496
IFB Ser. 07-35, Class TY, IO, 6.655s, 2035	2,923,371	197,666
IFB Ser. 07-26, Class SL, IO, 6.555s, 2037	177,955	25,096
IFB Ser. 07-58, Class PS, IO, 6.455s, 2037	4,123,298	402,764
IFB Ser. 04-17, Class QN, IO, 6.455s, 2034	93,275	10,637
IFB Ser. 07-59, Class SP, IO, 6.425s, 2037	3,814,324	340,612
IFB Ser. 07-68, Class PI, IO, 6.405s, 2037	3,264,126	293,094
IFB Ser. 06-29, Class SN, IO, 6.405s, 2036	593,217	61,744
IFB Ser. 07-9, Class AI, IO, 6.255s, 2037	3,073,121	338,996
IFB Ser. 08-34, Class SH, IO, 6.255s, 2037	86,508	7,480
IFB Ser. 06-28, Class GI, IO, 6.255s, 2035	3,041,053	211,820
IFB Ser. 05-92, Class S, IO, 6.155s, 2032	223,362	19,355
IFB Ser. 05-65, Class SI, IO, 6.105s, 2035	3,092,975	334,016
IFB Ser. 07-17, Class IC, IO, 6.005s, 2037	4,293,649	530,266
IFB Ser. 07-21, Class S, IO, 5.955s, 2037	4,031,742	390,724
IFB Ser. 07-62, Class S, IO, 5.905s, 2037	79,609	7,764
IFB Ser. 06-16, Class SJ, IO, 5.855s, 2036	1,470,515	138,251
IFB Ser. 04-87, Class SD, IO, 5.855s, 2034	1,373,559	159,689
Ser. 07-73, Class MO, PO, zero %, 2037	370,142	310,936
FRB Ser. 07-73, Class KI, IO, zero %, 2037	3,701,415	66,829
FRB Ser. 98-2, Class EA, PO, zero %, 2028	77,987	64,813
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	1,269,631	1,197,262
FRB Ser. 07-EOP, Class J, 1.092s, 2020	428,000	346,018
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	200,128	180,741
Ser. 05-RP3, Class 1A3, 8s, 2035	630,265	568,814
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	535,092	477,236
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	764,861	714,906
Ser. 05-RP1, Class 1A3, 8s, 2035	99,955	91,427
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	849,809	800,414
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (F)(NON)	242,459	48
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,659,497
Ser. 07-LDPX, Class X, IO, 0.346s, 2049	54,393,167	890,552
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 05-CB12, Class X1, IO, 0.115s, 2037	53,603,118	449,092
Ser. 06-LDP6, Class X1, IO, 0.064s, 2043	67,605,966	286,169
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	501,249
Ser. 99-C1, Class G, 6.41s, 2031	765,731	432,236
Ser. 98-C4, Class G, 5.6s, 2035	634,000	605,470
Ser. 98-C4, Class H, 5.6s, 2035 (F)	1,074,000	698,333
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.195s, 2017	733,000	520,188
FRB Ser. 05-LLFA, Class J, 1.045s, 2018	423,000	210,698
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	566,287	533,372
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,356,647	1,277,791
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.864s, 2027	3,915,016	2,774,349
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.745s, 2022	1,019,621	774,912
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.819s, 2030	644,000	501,481
FRB Ser. 05-A9, Class 3A1, 5.256s, 2035	2,914,825	2,370,523
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.212s, 2043	68,870,584	792,012
Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.429s, 2039	14,310,243	316,256
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	2,936,462	633,689
Ser. 04-C2, Class X, IO, 6.004s, 2040	2,389,660	435,396
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,816,912	557,185
Ser. 06-C4, Class X, IO, 5.454s, 2016	8,352,195	1,980,305
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.521s, 2043	9,297,432	259,398
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	80,000
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	119,000
Ser. 05-HQ5, Class X1, IO, 0.143s, 2042	21,262,363	105,461
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.092s, 2030	1,020,000	734,400
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
5.71s, 2035	381,535	345,539
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	306,216	288,692
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	456,000	332,133
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.974s, 2036	21,345,037	723,597
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	757,000	552,610
Ser. 03-1A, Class M, 5s, 2018	513,000	282,150
Ser. 04-1A, Class L, 5s, 2018	337,000	188,720
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.594s, 2034	467,948	374,358
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.006s, 2037	37,650,568	4,047,436
Ser. 07-4, Class 1A4, IO, 1s, 2037	39,880,887	1,186,002
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.455s, 2037	10,521,449	1,012,163

Ser. 06-RF4, Class 1A, IO, 5.319s, 2036	5,728,843	607,325
Wachovia Bank Commercial Mortgage Trust Ser. 06-C29,
IO, 0 3/8s, 2048	97,602,921	1,734,277
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.545s, 2018	771,000	231,300
Ser. 06-C27, Class XC, IO, 0.122s, 2045	45,272,662	327,351
Ser. 06-C23, Class XC, IO, 0.058s, 2045	89,277,275	392,803
Ser. 06-C26, Class XC, IO, 0.041s, 2045	34,101,271	86,538
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	222,000	62,005
Ser. 06-SL1, Class X, IO, 0.934s, 2043	7,340,609	259,197
Ser. 07-SL2, Class X, IO, 0.85s, 2049	14,569,340	431,544
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.177s, 2031	1,305,000	861,300

Total mortgage-backed securities (cost $64,936,127)		$83,846,467

ASSET-BACKED SECURITIES (2.4%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.934s, 2035	$161,723	$66,060
FRB Ser. 05-4, Class A2C, 0.454s, 2035	218,164	204,188
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (F)(NON)	59,595	6
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.654s, 2029	1,832,196	804,596
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.744s, 2036	170,804	307
FRB Ser. 03-8, Class M2, 1.994s, 2033	436,439	109,996
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	230,940
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	200,160
Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.514s, 2033	53,237	14,762
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.244s, 2033	329,696	230,851
FRB Ser. 05-WMC1, Class M1, 0.684s, 2035	564,000	423,000
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE7, Class A4, 0.384s, 2036	529,000	165,499
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	420,709
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.246s, 2039	3,394,362	1,357,745
FRB Ser. 04-D, Class A, 0.829s, 2044	791,414	684,641
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 4.044s, 2039	162,064	81,259
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.594s, 2038	495,930	297,552
FRB Ser. 03-SSRA, Class A, 0.944s, 2038	407,449	293,364
FRB Ser. 04-SSRA, Class A1, 0.844s, 2039	613,703	448,003
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.174s, 2035	489,000	97,448
FRB Ser. 03-1, Class A1, 0.744s, 2042	320,876	233,052
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	500,000	500,465
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,445,735
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.664s, 2035	324,987	242,319
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	4,628,326	254,558
Ser. 02-1, Class A, 6.681s, 2033	3,552,428	3,402,583
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.764s, 2035	332,000	235,464
FRB Ser. 05-14, Class 3A2, 0.484s, 2036	140,261	116,557
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	359,000	265,514
Ser. 06-MH1, Class M1, 6 1/4s, 2036 (F)	485,000	485,100
Ser. 06-MH1, Class M2, 6 1/4s, 2036	214,000	185,538
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,617,000	452,760
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (F)(NON)	152,004	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.914s, 2035	160,810	15,346
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.054s, 2035	468,256	434,218
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	194,241	175,347
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.398s,
2038	616,000	12,320
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.799s, 2015	1,373,023	1,227,208
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.244s,
2037	308,000	36,960
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.544s, 2019	1,680,000	1,008,000
Ser. 04-1A, Class B, 1.094s, 2018	37,420	31,433
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,963,766
GEBL 144A
Ser. 04-2, Class D, 2.995s, 2032	506,899	22,810
Ser. 04-2, Class C, 1.095s, 2032	189,933	20,893
Green Tree Financial Corp. Ser. 95-8, Class B1, 7.3s,
2026	362,579	285,030
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	8,405	8,323
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.794s, 2030	1,148,142	114,814
FRB Ser. 05-1A, Class D, 1.774s, 2030	502,743	60,329
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.964s, 2036	1,284,978	706,738

JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.494s, 2035	153,921	1,385
FRB Ser. 06-FRE1, Class A4, 0.534s, 2035	716,000	372,825
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	10,646,960	155,435
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.244s, 2036	2,585,000	180,950
FRB Ser. 02-1A, Class FFL, 2.994s, 2037	5,220,000	783,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	4,942,257	2,372,283
Long Beach Mortgage Loan Trust FRB Ser. 05-2,
Class M4, 0.864s, 2035	558,000	243,114
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.494s, 2032	4,059,503	3,342,014
FRB Ser. 02-A, Class M2, 2.494s, 2032	278,000	220,244
Ser. 02-A IO, 0.3s, 2032	105,814,483	1,372,202
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	72,134	37,112
Ser. 04-2A, Class D, 5.389s, 2026	58,163	29,433
Ser. 04-2A, Class C, 4.741s, 2026	53,510	32,464
FRB Ser. 02-1A, Class A1, 0.945s, 2024	390,304	352,503
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.394s, 2036	424,000	185,931
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	310,821	288,347
Ser. 10, Class B, 7.54s, 2036	553,309	497,595
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.924s, 2035	305,395	184,459
FRB Ser. 05-HE1, Class M3, 0.764s, 2034	349,000	243,630
FRB Ser. 06-NC4, Class M2, 0.544s, 2036	489,000	1,644
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.244s, 2039	544,000	108,800
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.93s, 2015	208,740	194,963
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014	91,125	86,834
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.319s, 2033	26,611	11,665
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	3,103,589	2,281,138
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	430,046	382,354
Ser. 01-B, Class A3, 6.535s, 2023	124,494	106,250
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.074s, 2036	227,000	48,328
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.974s, 2035	694,301	471,763
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (F)(NON)	214,965	2
Securitized Asset Backed Receivables, LLC FRB Ser.
05-HE1, Class M2, 0.894s, 2035	349,000	1,649
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.664s, 2038	470,000	4,700
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	2,105,394	236,857
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	1,698,000	101,880
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.564s, 2037	359,000	116,628
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.182s, 2044 (United Kingdom)	591,276	70,953

Total asset-backed securities (cost $61,262,741)		$35,195,600

INVESTMENT COMPANIES (1.7%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	900,400	$12,623,608
Utilities Select Sector SPDR Fund	410,800	11,662,612

Total investment companies (cost $20,439,061)		$24,286,220

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	27,978	$2,986,652

Total convertible preferred stocks (cost $2,146,882)		$2,986,652

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$215,000	$221,841
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	1,035,000	788,153
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	350,000	381,672
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	1,405,000	1,067,617

Total municipal bonds and notes (cost $2,982,695)		$2,459,283

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value

Level 3 Communications, Inc. bank term loan FRN 2.53s,
2014	$624,000	$541,807
MetroPCS Wireless, Inc. bank term loan FRN 2.661s, 2013	245,177	229,892
Sun Healthcare Group, Inc. bank term loan FRN 0.183s,
2014	104,035	97,728

Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.522s, 2014	356,071	334,484
TW Telecom, Inc. bank term loan FRN Ser. B, 2.013s,
2013	306,485	293,460

Total senior loans (cost $1,501,624)		$1,497,371

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.1%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (5.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 6s, March 1, 2035	$17,999	$19,327
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, November 1, 2039	13,000,000	13,810,469
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038	17,802,400	18,795,975
5s, with due dates from August 1, 2033 to
January 1, 2039	11,374,686	11,821,199
5s, TBA, November 1, 2039	29,000,000	30,062,577
		74,509,547

Total U.S. government and agency mortgage obligations (cost $73,898,608)		$74,509,547

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.0%)(a)
	Principal amount	Value

Fannie Mae
7 1/4s, May 15, 2030	$14,280,000	$19,059,680
2 3/4s, March 13, 2014	37,490,000	38,103,145
Freddie Mac 3 3/4s, March 27, 2019	5,200,000	5,203,250
General Electric Capital Corp. FDIC guaranteed notes
1 5/8s, 2011	6,750,000	6,822,988
Goldman Sachs Group, Inc (The) FDIC guaranteed notes
1 5/8s, 2011	6,750,000	6,832,296
JPMorgan Chase & Co. FDIC guaranteed 2 5/8s, 2010	6,750,000	6,887,525
Morgan Stanley FDIC guaranteed notes 2s, 2011	2,500,000	2,548,925
Wells Fargo & Co. FDIC guaranteed notes 3s, 2011	1,100,000	1,141,978
Wells Fargo & Co. FDIC guaranteed notes 2 1/8s, 2012	1,400,000	1,425,308

Total U.S. government agency obligations (cost $87,035,829)		$88,025,095

U.S. TREASURY OBLIGATIONS (6.8%)(a)
	Principal amount	Value

U.S. Treasury Bonds 7 5/8s, February 15, 2025	$6,740,000	$9,471,806
U.S. Treasury Notes
5s, February 15, 2011	22,220,000	23,500,254
2 3/4s, October 31, 2013	11,420,000	11,792,042
1 3/4s, January 31, 2014	22,600,000	22,358,110
1 1/8s, June 30, 2011	31,640,000	31,873,592

Total U.S. treasury obligations (cost $98,482,422)		$98,995,804

SHORT-TERM INVESTMENTS (16.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	143,216,074	$143,216,074
U.S. Treasury Bills for an effective yield of 0.70%,
December 17, 2009	$64,150,000	64,092,867
U.S. Treasury Bills with effective yields ranging from
0.33% to 0.66%, November 19, 2009	27,520,000	27,513,022

Total short-term investments (cost $234,821,963)		$234,821,963

TOTAL INVESTMENTS

Total investments (cost $1,536,272,378) (b)		$1,612,292,641

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $1,455,268,381.

(b) The aggregate identified cost on a tax basis is $1,566,189,925, resulting in gross unrealized appreciation and depreciation of $151,138,442 and $105,035,726, respectively, or net unrealized appreciation of $46,102,716.

(NON) Non-income-producing security.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at October 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $97,496 for the period ended October 31, 2009. During the period ended October 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $116,864,532 and $166,353,823, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At October 31, 2009, liquid assets totaling $43,785,000 have been designated as collateral for open forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at October 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam

Investments, LLC. [cont.]

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $4,129,699 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $112,241,035. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$32,823,317	$2,372,283

Common stocks:

Basic materials	26,458,430	--	--

Capital goods	45,753,307	--	--

Communication services	51,709,817	--	--

Conglomerates	17,787,208	--	--

Consumer cyclicals	54,727,452	--	--

Consumer staples	81,272,628	--	--

Energy	134,439,294	--	--

Financials	167,878,691	--	--

Health care	98,624,162	--	--

Technology	65,071,752	--	--

Transportation	6,087,244	--	--

Utilities and power	46,594,299	--	--

Total common stocks	796,404,284	--	--

Convertible preferred stocks	--	2,986,652	--

Corporate bonds and notes	--	169,264,355	--

Investment Companies	24,286,220	--	--

Mortgage-backed securities	--	83,205,033	641,434

Municipal bonds and notes	--	2,459,283	--

Senior loans	--	1,497,371	--

Short-term investments	143,216,074	91,605,889

U.S. Government Agency Obligations	--	88,025,095	--

U.S. Government and Agency Mortgage Obligations	--	74,509,547	--

U.S. Treasury Obligations	--	98,995,804	--

Totals by level	$963,906,578	$645,372,346	$3,013,717

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$(949,269)

Other financial instruments include receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of October 31, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	July	discounts/	Realized	appreciation/	purchases/	and/or out	October
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009

Asset-backed securities	$2,149,882	$--	$721	$253,942	$(32,262)	$--	$2,372,283

Mortgage-backed securities	$755,631	--	--	--	--	(114,197)	$641,434

Totals:	$2,905,513	$--	$721	$253,942	$(32,262)	$(114,197)	$3,013,717

† Includes $222,401 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	July	discounts/	Realized	appreciation/	purchases/	and/or out	October
	31, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(1,064,282)	$--	$--	$115,013	$--	$--	$(949,269)

† Includes $115,013 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009